LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share
The following is a reconciliation for the calculation of basic and diluted loss per share for the years ended December 31, 2024 and 2023:

	Year Ended December 31,

($ in thousands, except per share amounts)	2024	2023
Numerator:
Net loss	$(60,489)	$(179,852)
Less: Net income (loss) attributable to non-controlling interests, net of tax	13,949	(4,330)
Net loss attributable to Cresco Labs Inc.	$(74,438)	$(175,522)

Denominator:
Weighted-average basic and diluted shares outstanding	345,474,155	323,819,766

Loss per Share:
Basic and diluted loss per share	$(0.22)	$(0.54)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	Potentially dilutive shares for the years ended December 31, 2024 and 2023, consisted of the following:

	Year Ended December 31,

(shares in thousands)	2024	2023
Redeemable Units	92,057	96,699
Stock options	24,153	24,103
RSUs	8,927	6,862
Total potentially dilutive shares	125,137	127,664